High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 90 .38%
BANK LOANS — 12 .99% *
Communications — 1 .23%
Cyxtera DC Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
5.07% 05/01/24
1
$ 500,000 $ 318,132
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.59% 10/17/25
1
994,778 946,591
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(SOFR plus 7.11%)
12.47% 10/19/26
1
875,000 704,375
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.21% 04/11/25
1
2,493,404 2,500,298
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 03/09/27
1
1,800,000 1,551,888
6,021,284
Consumer Discretionary — 1 .12%
City Brewing Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.32% 04/05/28
1
2,043,800 1,624,821
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
1
2,891,000 2,354,358
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.60% 07/31/28
1
1,500,000 1,509,375
5,488,554
Entertainment — 0 .70%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.19% 08/01/27
1
3,460,961 3,444,141
Finance — 0 .36%
Auris Lux III SA,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 3.75%)
9.60% - 9.62% 02/27/26
1,2
1,054,690 1,043,879
Cushman & Wakefield U.S. Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.36% 01/31/30
1
698,250 699,123
1,743,002
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food — 0 .95%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 10/01/25
1
$ 1,745,407 $ 1,678,506
(SOFR plus 4.86%)
10.22% 10/01/25
1
744,289 718,239
B&G Foods, Inc.,
Term Loan B4, 1st Lien
(SOFR plus 2.50%)
7.86% 10/10/26
1
744,035 739,214
Chobani LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.11% 10/25/27
1
1,125,000 1,128,279
H-Food Holdings LLC,
Term Loan, 1st Lien
(SOFR plus 3.95%)
9.34% 05/23/25
1
496,063 399,192
4,663,430
Gaming — 0 .19%
Ontario Gaming Gta Ltd. Partnership,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.25%)
9.60% 08/01/30
1,2
900,000 904,981
Health Care — 0 .63%
Catalent Pharma Solutions, Inc.,
Term Loan B3, 1st Lien
(SOFR plus 2.11%)
7.47% 02/22/28
1
1,246,795 1,226,067
eResearchTechnology, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.61%)
9.97% 02/04/27
1
843,769 843,967
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.37% 11/15/27
1
997,403 998,649
3,068,683
Health Care REITs — 0 .26%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.24% 07/17/28
1
1,336,893 1,248,090
Industrials — 2 .90%
Arterrsa Services  LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.60%)
8.95% 03/06/25
1,2
1,492,347 1,409,104
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.91% - 9.33% 05/14/29
1
900,000 905,382

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
7.22% 07/01/29
1
$ 2,493,750 $ 2,499,723
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 03/20/25
1
1,729,585 1,662,201
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 08/03/26
1
2,260,621 2,202,218
Pretium PKG Holdings, Inc.,
Term Loan A, 1st Lien
(SOFR plus 5.00%)
10.39% 10/02/28
1
501,658 492,882
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.87% - 9.89% 09/15/28
1
2,500,000 2,507,812
SPX flow, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.60%)
9.41% - 9.58% 04/05/29
1
429,171 431,139
Titan Acquisition, Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 03/28/25
1
896,934 896,844
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.14% 05/30/24
1
1,581,460 1,176,211
14,183,516
Information Technology — 2 .38%
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.72% 12/16/25
1
1,021,125 985,738
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.11% 08/14/25
1
1,732,940 1,695,032
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
10.47% - 10.65% 04/28/28
1
501,145 503,548
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.61% 05/03/28
1
744,616 733,447
Open Text Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 1.85%)
7.21% 05/30/25
1,2
2,493,386 2,500,654
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.62% 03/03/28
1
$ 2,674,375 $ 2,361,099
SS&C Technologies Holdings, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.86%)
7.22% 04/16/25
1
1,342,867 1,346,096
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.36% 11/15/29
1
1,500,000 1,504,687
11,630,301
Insurance — 0 .44%
Asurion LLC,
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.72% 12/23/26
1
1,246,787 1,246,094
HUB International Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.66% 06/20/30
1
900,514 905,517
2,151,611
Materials — 0 .46%
Arsenal Aic Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.86% 08/19/30
1
748,125 752,333
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.86% 08/18/28
1
798,000 798,798
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 4.85%)
10.24% 10/15/25
1
1,000,000 686,500
2,237,631
Retail — 0 .34%
American Airlines, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.01%)
10.43% 04/20/28
1
387,000 398,157
Tacala Investment Corp.,
Term Loan B, 2nd Lien
(SOFR plus 8.11%)
13.47% 02/04/28
1
1,249,500 1,249,894
1,648,051
Services — 0 .83%
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
7.22% 10/08/28

1,246,819 1,251,270

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Neptune Bidco U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.10%)
10.51% 04/11/29
1
$ 1,328,325 $ 1,216,892
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.86% 11/14/30
1,3
904,762 909,005
VT Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.61% 08/09/30
1
675,000 679,219
4,056,386
Specialized REITs — 0 .20%
Greystar Real Estate Partners, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.12% 08/07/30
1
997,500 999,994
Total Bank Loans
(Cost $63,874,895) 63,489,655
CORPORATES — 77 .39% *
Automobile Components — 3 .14%
Allison Transmission, Inc.
3.75% 01/30/31
4
880,000 776,600
Ford Motor Credit Co. LLC
2.30% 02/10/25 2,150,000 2,077,072
3.66% 09/08/24 6,634,000 6,501,320
4.06% 11/01/24 6,083,000 6,006,963
15,361,955
Banking — 2 .82%
Bank of America Corp.,
Series RR
4.38%
5,6
2,040,000 1,827,501
Bank of New York Mellon Corp. (The),
Series I
3.75%
5,6
2,515,000 2,168,003
U.S. Bancorp
3.70%
5,6
3,515,000 2,776,624
UBS Group AG
(Switzerland)
6.37% 07/15/26
2,4,6
710,000 719,578
6.54% 08/12/33
2,4,6
3,520,000 3,753,200
9.02% 11/15/33
2,4,6
2,070,000 2,547,394
13,792,300
Communications — 13 .20%
Altice Financing SA
(Luxembourg)
5.75% 08/15/29
2,4
1,350,000 1,196,308
Altice France Holding SA
(Luxembourg)
10.50% 05/15/27
2,4
1,562,000 1,027,015
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Altice France SA
(France)
5.13% 01/15/29
2,4
$ 1,628,000 $ 1,277,980
5.50% 10/15/29
2,4
3,700,000 2,903,074
8.13% 02/01/27
2,4
1,537,000 1,429,410
Cable One, Inc.
4.00% 11/15/30
4
3,802,000 3,117,640
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50% 05/01/26
4
13,919,000 13,797,209
Cogent Communications Group, Inc.
7.00% 06/15/27
4
790,000 799,678
CommScope, Inc.
4.75% 09/01/29
4
3,143,000 2,145,097
Consolidated Communications, Inc.
6.50% 10/01/28
4
850,000 737,375
CSC Holdings LLC
6.50% 02/01/29
4
6,983,000 6,168,747
7.50% 04/01/28
4
4,075,000 3,052,359
DISH DBS Corp.
5.25% 12/01/26
4
2,790,000 2,395,564
7.38% 07/01/28 2,365,000 1,427,854
DISH Network Corp.
11.75% 11/15/27
4
700,000 731,054
Frontier Communications Holdings LLC
5.00% 05/01/28
4
24,000 22,194
6.75% 05/01/29
4
1,597,000 1,429,711
8.63% 03/15/31
4
1,000,000 1,020,470
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
2
975,000 975,772
Gray Escrow II, Inc.
5.38% 11/15/31
4
1,055,000 796,641
Level 3 Financing, Inc.
10.50% 05/15/30
4
2,939,000 2,865,525
Nexstar Media, Inc.
4.75% 11/01/28
4
450,000 415,285
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
4
900,000 864,000
6.00% 02/15/28
4
1,770,000 1,652,596
Scripps Escrow II, Inc.
5.38% 01/15/31
4
1,000,000 735,000
Scripps Escrow, Inc.
5.88% 07/15/27
4
587,000 522,606
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
4
1,680,000 1,314,418
Sirius XM Radio, Inc.
3.88% 09/01/31
4
1,657,000 1,419,604
Sprint LLC
7.13% 06/15/24 167,000 167,975
Tele Columbus AG,
Series REGS
(Georgia)
3.88% 05/02/25
2
1,500,000 1,071,234

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
2,4
$ 4,237,000 $ 3,636,999
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
2
1,260,000 1,232,302
Zayo Group Holdings, Inc.
4.00% 03/01/27
4
2,683,000 2,153,898
64,502,594
Consumer Discretionary — 4 .52%
Banijay Entertainment SASTerm Loan B, 1st Lien
(France)
8.13% 05/01/29
2,4
1,040,000 1,071,736
BAT Capital Corp.
5.28% 04/02/50 1,517,000 1,302,940
Central Garden & Pet Co.
4.13% 04/30/31
4
1,015,000 898,129
Everi Holdings, Inc.
5.00% 07/15/29
4
1,665,000 1,523,475
Hilton Domestic Operating Co., Inc.
3.63% 02/15/32
4
2,673,000 2,335,998
Primo Water Holdings, Inc.
4.38% 04/30/29
4
2,600,000 2,398,624
Spectrum Brands, Inc.
3.88% 03/15/31
4
3,225,000 2,931,224
Triton Water Holdings, Inc.
6.25% 04/01/29
4
2,700,000 2,365,875
WarnerMedia Holdings, Inc.
5.14% 03/15/52 5,810,000 5,004,802
Wyndham Hotels & Resorts, Inc.
4.38% 08/15/28
4
2,399,000 2,245,464
22,078,267
Consumer Products — 1 .15%
Newell Brands, Inc.
4.88% 06/01/25 3,921,000 3,862,185
6.50% 04/01/46 1,779,000 1,481,538
Spectrum Brands, Inc.
5.00% 10/01/29
4
270,000 259,875
5,603,598
Diversified REITs — 3 .68%
American Assets Trust LP
3.38% 02/01/31 3,170,000 2,590,220
GLP Capital LP/GLP Financing II, Inc.
5.25% 06/01/25 3,490,000 3,495,444
5.75% 06/01/28 1,820,000 1,837,800
6.75% 12/01/33 750,000 809,954
VICI Properties LP
4.95% 02/15/30 5,650,000 5,493,495
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
4
3,820,000 3,755,270
17,982,183
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric — 0 .37%
Pike Corp.
8.63% 01/31/31
4
$ 1,725,000 $ 1,815,787
Energy — 5 .45%
Energy Transfer LP,
Series B
6.63%
5,6
5,757,000 4,828,624
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 2,446,000 2,371,359
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
4
1,630,000 1,648,543
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
2
524,000 419,066
Rockies Express Pipeline LLC
4.80% 05/15/30
4
650,000 598,000
6.88% 04/15/40
4
2,138,000 2,105,930
SM Energy Co.
6.50% 07/15/28 2,020,000 2,021,833
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,139,000 2,868,261
Transocean Titan Financing Ltd.
(Cayman Islands)
8.38% 02/01/28
2,4
700,000 727,991
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 1,170,000 1,157,413
Venture Global Calcasieu Pass LLC
4.13% 08/15/31
4
2,300,000 2,034,894
6.25% 01/15/30
4
1,525,000 1,519,281
Venture Global LNG, Inc.
9.50% 02/01/29
4
3,221,000 3,409,546
9.88% 02/01/32
4
900,000 937,822
26,648,563
Entertainment — 0 .28%
WMG Acquisition Corp.
3.75% 12/01/29
4
1,476,000 1,345,005
Finance — 3 .91%
American Express Co.,
Series D
3.55%
5,6
2,150,000 1,854,375
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,4
2,083,000 1,847,332
Charles Schwab Corp. (The)
Series K
5.00%
5,6
2,430,000 2,199,799
Citigroup, Inc.
2.56% 05/01/32
6
1,545,000 1,289,614
Cushman & Wakefield U.S. Borrower LLC
8.88% 09/01/31
4
1,622,000 1,718,065
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
2,4
1,985,000 2,037,185

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
8.00% 06/15/28
2,4
$ 877,000 $ 903,310
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 2,100,000 1,764,000
5.25% 05/15/27 781,000 707,781
9.75% 01/15/29
4
990,000 1,011,835
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
4
3,245,000 3,032,457
JPMorgan Chase & Co.,
Series KK
3.65%
5,6
805,000 738,695
19,104,448
Food — 4 .48%
B&G Foods, Inc.
5.25% 04/01/25 668,000 661,320
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
4
290,000 271,440
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
4
1,387,000 138,700
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
2
1,789,000 1,541,661
5.75% 04/01/33
2
5,228,000 5,176,275
Nathan's Famous, Inc.
6.63% 11/01/25
4
278,000 278,000
Pilgrim's Pride Corp.
3.50% 03/01/32 6,356,000 5,389,410
6.25% 07/01/33 700,000 721,201
Post Holdings, Inc.
5.75% 03/01/27
4
3,619,000 3,609,952
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
4
4,084,000 3,545,227
TreeHouse Foods, Inc.
4.00% 09/01/28 650,000 576,192
21,909,378
Gaming — 1 .46%
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75% 07/01/25
4
4,375,000 4,374,302
Churchill Downs, Inc.
5.75% 04/01/30
4
1,700,000 1,657,365
Ontario Gaming GTA LP
(Canada)
8.00% 08/01/30
2,4
1,061,000 1,101,306
7,132,973
Health Care — 10 .13%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,4
3,354,000 3,273,018
Bausch + Lomb Escrow Corp.
(Canada)
8.38% 10/01/28
2,4
1,140,000 1,204,903
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Bausch Health Cos., Inc.
(Canada)
14.00% 10/15/30
2,4
$ 192,000 $ 107,773
CAB SELAS,
Series REGS
(France)
3.38% 02/01/28
2
800,000 793,492
Cano Health LLC
6.25% 10/01/28
4
1,563,000 119,966
Catalent Pharma Solutions, Inc.
3.50% 04/01/30
4
3,667,000 3,194,061
5.00% 07/15/27
4
300,000 290,159
Centene Corp.
2.45% 07/15/28 2,404,000 2,147,807
2.63% 08/01/31 1,219,000 1,014,817
3.00% 10/15/30 865,000 750,218
4.25% 12/15/27 8,170,000 7,878,439
Embecta Corp.
6.75% 02/15/30
4
1,155,000 1,010,216
Ephios Subco 3 SARL
(Luxembourg)
7.88% 01/31/31
2,4
790,000 904,354
Grifols SA
(Spain)
4.75% 10/15/28
2,4
790,000 720,084
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28
2
375,000 379,733
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50% 04/30/28
4
791,000 820,778
Kedrion SpA
(Italy)
6.50% 09/01/29
2,4
2,163,000 1,979,145
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
4
3,795,000 3,108,488
Molina Healthcare, Inc.
3.88% 11/15/30
4
893,000 806,834
Option Care Health, Inc.
4.38% 10/31/29
4
1,000,000 912,792
Prestige Brands, Inc.
3.75% 04/01/31
4
1,847,000 1,616,625
Prime Healthcare Services, Inc.
7.25% 11/01/25
4
2,262,000 2,215,018
Star Parent, Inc.
9.00% 10/01/30
4
700,000 739,512
Teleflex, Inc.
4.25% 06/01/28
4
2,500,000 2,371,937
Tenet Healthcare Corp.
4.88% 01/01/26 9,888,000 9,786,250
Teva Pharmaceutical Finance Netherlands III BV
(Netherlands)
8.13% 09/15/31

1,257,000 1,375,711
49,522,130

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials — 7 .67%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
2,4
$ 2,447,000 $ 1,907,419
Artera Services LLC
9.03% 12/04/25
4
714,000 677,877
Ball Corp.
3.13% 09/15/31 3,988,000 3,450,910
5.25% 07/01/25 5,000,000 5,012,500
Clydesdale Acquisition Holdings, Inc.
6.63% 04/15/29
4
150,000 147,643
Energizer Holdings, Inc.
4.38% 03/31/29
4
1,200,000 1,081,020
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
6.12% 08/15/36
1
1,300,000 1,187,322
Graham Packaging Co., Inc.
7.13% 08/15/28
4
2,012,000 1,822,653
Graphic Packaging International LLC
4.13% 08/15/24 3,745,000 3,688,825
II-VI, Inc.
5.00% 12/15/29
4
566,000 538,153
Madison IAQ LLC
4.13% 06/30/28
4
550,000 503,250
OT Merger Corp.
7.88% 10/15/29
4
2,808,000 1,702,818
Paprec Holding SA
(France)
7.25% 11/17/29
2,4
900,000 1,069,370
Rolls-Royce PLC
(EMTN)
(United Kingdom)
1.63% 05/09/28
2
400,000 409,108
Sealed Air Corp.
7.25% 02/15/31
4
2,500,000 2,658,876
TransDigm, Inc.
6.25% 03/15/26
4
6,479,000 6,480,101
6.75% 08/15/28
4
2,399,000 2,464,178
7.13% 12/01/31
4
860,000 902,282
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
2,4
506,000 496,970
Verde Purchaser LLC
10.50% 11/30/30
4
1,245,000 1,263,931
37,465,206
Information Technology — 3 .27%
Booz Allen Hamilton, Inc.
4.00% 07/01/29
4
2,816,000 2,641,711
MSCI, Inc.
3.63% 09/01/30
4
2,270,000 2,056,494
3.63% 11/01/31
4
1,266,000 1,115,787
NCR Voyix Corp.
5.25% 10/01/30
4
3,875,000 3,563,612
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
Open Text Corp.
(Canada)
6.90% 12/01/27
2,4
$ 752,000 $ 780,200
RingCentral, Inc.
8.50% 08/15/30
4
1,516,000 1,551,755
Science Applications International Corp.
4.88% 04/01/28
4
2,023,000 1,942,742
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88% 02/01/29
4
2,575,000 2,343,250
15,995,551
Insurance — 0 .69%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
4
3,678,000 3,365,370
Materials — 3 .96%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
4
1,756,000 1,284,022
7.50% 09/30/29
4
779,000 399,834
ATI, Inc.
5.13% 10/01/31 857,000 793,796
7.25% 08/15/30 550,000 574,750
Axalta Coating Systems, LLC
3.38% 02/15/29
4
3,523,000 3,176,676
Clearwater Paper Corp.
4.75% 08/15/28
4
3,233,000 3,014,585
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
2,4
2,896,000 2,371,274
International Flavors & Fragrances, Inc.
2.30% 11/01/30
4
1,655,000 1,369,845
5.00% 09/26/48 230,000 195,930
SCIH Salt Holdings, Inc.
4.88% 05/01/28
4
272,000 256,020
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
2,4
3,500,000 3,040,100
Valvoline, Inc.
3.63% 06/15/31
4
2,112,000 1,806,267
WR Grace Holdings, LLC
5.63% 08/15/29
4
1,234,000 1,087,286
19,370,385
Office REITs — 0 .29%
Hudson Pacific Properties LP
3.25% 01/15/30 1,188,000 893,310
4.65% 04/01/29 650,000 528,077
1,421,387
Retail — 2 .90%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
4
267,000 246,308
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
4
1,040,000 1,023,100
5.88% 04/01/29

1,168,000 1,106,213

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
4
$ 3,381,000 $ 2,987,181
FirstCash, Inc.
5.63% 01/01/30
4
2,071,000 1,984,237
LCM Investments Holdings II LLC
8.25% 08/01/31
4
1,500,000 1,563,870
Lithia Motors, Inc.
3.88% 06/01/29
4
875,000 793,345
Michaels Cos., Inc. (The)
7.88% 05/01/29
4
3,428,000 2,161,885
Papa John's International, Inc.
3.88% 09/15/29
4
900,000 799,069
Raising Cane's Restaurants LLC
9.38% 05/01/29
4
1,390,000 1,484,129
14,149,337
Services — 3 .37%
Adtalem Global Education, Inc.
5.50% 03/01/28
4
1,926,000 1,869,401
Block, Inc.
3.50% 06/01/31 1,095,000 975,711
Carriage Services, Inc.
4.25% 05/15/29
4
1,400,000 1,244,729
HealthEquity, Inc.
4.50% 10/01/29
4
1,204,000 1,115,709
Hertz Corp. (The)
5.00% 12/01/29
4
987,000 812,390
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
4
300,000 278,675
5.25% 04/15/24
4
720,000 715,990
Upbound Group, Inc.
6.38% 02/15/29
4
2,500,000 2,356,925
VT Topco, Inc.
8.50% 08/15/30
4
689,000 717,860
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
4
2,625,000 2,551,879
Waste Pro USA, Inc.
5.50% 02/15/26
4
3,750,000 3,613,613
Worldline SA
(France)
0.00% 07/30/26
2,7
2,300 228,678
16,481,560
Specialized REITs — 0 .37%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.75% 03/12/29
2
635,000 591,769
Greystar Real Estate Partners LLC
7.75% 09/01/30
4
1,150,000 1,207,500
1,799,269
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation — 0 .23%
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 $ 1,087,561 $ 1,097,901
Water — 0 .05%
Thames Water Utilities Finance PLC
(EMTN)
(United Kingdom)
4.38% 01/18/31
2
255,000 267,060
Total Corporates
(Cost $384,352,399) 378,212,207
Total Bonds — 90 .38%
(Cost $448,227,294)
441,701,862
Issues Shares Value
COMMON STOCK — 0 .61%
Communications — 0 .45%
Intelsat Emergence SA
2,8,9,10
(Luxembourg) 75,716 2,195,802
Electric — 0 .00%
Homer City Holdings LLC
†,8,9,10,11
502,908 —
Transportation — 0 .16%
Hertz Global Holdings, Inc.
9
75,000 779,250
Total Common Stock
(Cost $30,687,379) 2,975,052
WARRANT — 0 .00%
Communications — 0 .00%
Intelsat Jackson Holdings SA,
2,8,9,10
(Luxembourg) 16 13
Entertainment — 0 .00%
Cineworld Group PLC
2,8,9,10
(United Kingdom) 288,340 —
Total Warrant
(Cost $60) 13
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 9 .51%
Money Market Funds — 3 .57%
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
12
461,983 461,983
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
12
16,983,000 16,983,000
17,444,983
U.S. Treasury Bills — 5 .94%
U.S. Treasury Bills (WI)
5.35%

05/16/24 15,000,000 14,713,546

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
5.43%
13
03/07/24 $ 14,425,000 $ 14,289,533
29,003,079
Total Short-Term Investments
(Cost $46,439,267) 46,448,062
Total Investments - 100.50%
(Cost $525,354,000) 491,124,989
Net unrealized appreciation on unfunded commitments
- 0.00% 447
Liabilities in Excess of Other Assets - (0.50)% (2,432,876)
Net Assets - 100.00% $ 488,692,560
1
Floating rate security. The rate disclosed was in effect at December 31, 2023.
2
Foreign denominated security issued by foreign domiciled entity.
3
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $95,685, at an interest rate of 9.83% and a maturity of November 14, 2030. The investment is not accruing an unused commitment fee.
4
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5
Perpetual security with no stated maturity date.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Zero coupon bond. The rate shown is the effective yield as of December 31, 2023.
8
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
9
Non-income producing security.
10
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,195,815, which is 0.45% of total net assets.
11
Affiliated investment.
12
Represents the current yield as of December 31, 2023.
13
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(EMTN): Euro Medium-Term Note
(EUR): Euro
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 205,000 USD 216,244 Citibank N.A. 01/12/24 $ 10,341
USD 5,857,868 EUR 5,482,000 Citibank N.A. 01/12/24 (201,346)
USD 2,118,930 EUR 1,948,000 Goldman Sachs International 01/12/24 (34,180)
(235,526)
NET UNREALIZED DEPRECIATION $ (225,185)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 304 03/28/24 $ 33,067,125 $ 307,133 $ 307,133
U.S. Treasury Two-Year Note 185 03/28/24 38,094,101 237,025 237,025
71,161,226 544,158 544,158
FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Future 35 03/07/24 (4,611,693) (56,824) (56,824)
Euro-Schatz Future 15 03/07/24 (1,765,424) (11,535) (11,535)
Euro-Bund Future 4 03/07/24 (606,320) (14,984) (14,984)
(6,983,437) (83,343) (83,343)
TOTAL FUTURES CONTRACTS $ 64,177,789 $ 460,815 $ 460,815

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
HIGH YIELD BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 17,444,983 $ — $ — $ 17,444,983
U.S. Treasury Bills 29,003,079 — — 29,003,079
Long-Term Investments:
Bank Loans — 63,489,655 — 63,489,655
Common Stock 779,250 — 2,195,802 2,975,052
Corporates — 378,212,207 — 378,212,207
Unfunded Commitments Appreciation — 447 — 447
Warrant — — 13 13
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 10,341 — 10,341
Interest rate contracts 544,158 — — 544,158
Liabilities:
Foreign currency exchange contracts — (235,526) — (235,526)
Interest rate contracts (83,343) — — (83,343)
Total $ 47,688,127 $ 441,477,124 $ 2,195,815 $ 491,361,066
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
11 / December 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
HIGH YIELD
BOND FUND
COMMON
STOCK
CREDIT
DEFAULT
SWAPS WARRANT TOTAL
Balance as of
April 1, 2023 $ 3,261,310 $ 20,044 $ 23 $ 3,281,377
Accrued discounts/premiums — (14,328) — (14,328)
Realized (loss) (200,012) — — (200,012)
Change in unrealized appreciation (depreciation)* 603,507 (5,716) (10) 597,781
Purchases 5,985 — — 5,985
Sales (1,474,988) — — (1,474,988)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
December 31, 2023
$ 2,195,802 $ — $ 13 $ 2,195,815
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $603,497 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2023.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
HIGH YIELD BOND FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $2,195,802 Third-Party Vendor Vendor Prices $29.00 $29.00 Increase
Warrant $— Broker Quote Offered Quote $— $— Increase
Warrant $13 Third-Party Vendor Vendor Prices $0.83 $0.83 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2023 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $— $— $— $— $— $— $—

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 12
COMMITMENTS AND CONTINGENCIES
The High Yield Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2023:
HIGH YIELD BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
Ryan LLC, Delayed-Draw Term Loan, 1st Lien November 2030 $ 95,685 $ 447
Total Unfunded Commitments $ 95,685 $ 447